Subordinated liabilities - Redemption (Details) € in Millions, £ in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)
Subordinated liabilities
Redemption of subordinated liabilities	£ 1,108	£ 2,258	£ 5,747
Issue of subordinated liabilities	577
Royal Bank Of Scotland Group US$750 Million 3.754% Dated Notes 2029
Subordinated liabilities
Notional amount | $					$ 750.0			$ 750.0
Interest rate				3.754%	3.754%	3.754%	3.754%	3.754%	3.754%	3.754%
Redemption of subordinated liabilities	577
Royal Bank of Scotland Group plc
Subordinated liabilities
Redemption of subordinated liabilities	855	267
Issue of subordinated liabilities	577
Royal Bank of Scotland Group US$350 million 4.70% dated notes 2018
Subordinated liabilities
Notional amount | €						€ 350			€ 350
Interest rate				4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Redemption of subordinated liabilities		267
Royal Bank Of Scotland Group 1,000 Million 3.63% Dated Notes 2024 (Callable March 2019)
Subordinated liabilities
Notional amount							£ 1,000			£ 1,000
Interest rate				3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Redemption of subordinated liabilities	855
Natwest Markets Plc 2,000 million 6.934% dated notes 2018
Subordinated liabilities
Notional amount | $					$ 2,000.0			$ 2,000.0
Interest rate				6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%
Redemption of subordinated liabilities		1,743
Natwest Markets Plc 103 million 9.5% undated subordinated bonds 2018 (callable August 2018)
Subordinated liabilities
Interest rate				9.50%	9.50%	9.50%	9.50%
Redemption of subordinated liabilities	103	103
Natwest Markets Plc 35 million 5.5% undated subordinated notes (callable December 2019)
Subordinated liabilities
Interest rate				5.50%	5.50%	5.50%	5.50%
Redemption of subordinated liabilities	35
NatWest Plc
Subordinated liabilities
Redemption of subordinated liabilities	8
NatWest Plc SEK 90mn floating rate notes 2019
Subordinated liabilities
Notional amount | kr				kr 90
Redemption of subordinated liabilities	8
NWM Plc
Subordinated liabilities
Redemption of subordinated liabilities	35	1,846
NWM N.V. and subsidiaries US$500 million 4.65% dated notes 2018
Subordinated liabilities
Notional amount | $					$ 500.0			$ 500.0
Interest rate				4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
Redemption of subordinated liabilities		141
NWM N.V. and subsidiaries US$16 million floating rate notes 2019
Subordinated liabilities
Notional amount | $					$ 16.0			$ 16.0
Redemption of subordinated liabilities	10	2
NWM N.V. and Subsidiaries US$71.8 million floating rate notes 2019
Subordinated liabilities
Notional amount | $					$ 71.8			$ 71.8
Redemption of subordinated liabilities	56
NWM N.V. and subsidiaries Euro 250 million 4.70% notes 2019 (partial redemption)
Subordinated liabilities
Notional amount | €						€ 250			€ 250
Interest rate				4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Redemption of subordinated liabilities	145
NWM S NV and subsidiaries
Subordinated liabilities
Redemption of subordinated liabilities	£ 211	£ 143